Employee Benefit Plan, Schedule, Delinquent Participant Contribution (Tables)	12 Months Ended
Dec. 31, 2025
AES Corp Retirement Savings Plan [Domain]
EBP, Schedule of Delinquent Participant Contribution [Line Items]
EBP, Schedule of Delinquent Participant Contribution

Participant Contributions Transferred Late to the Plan	Total that Constitutes Nonexempt Prohibited Transactions			Total Fully Corrected Under VFCP and PTE 2002-51
Check here if Late Participant Loan Repayments are included: ☒	Contributions Not Corrected	Contributions Corrected Outside Voluntary Fiduciary Correction Program ("VFCP")	Contributions Pending Correction Under VFCP
$1,737,298	$1,737,298	$—	$—	$—